Inventories - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Line Items]
Raw materials	$ 3,928,003	$ 2,233,878
Goods in transit	388,229	3,360,649
Work in progress	38,805	64,902
Finished goods	3,818,902	2,068,461
Inventories gross	8,173,939	7,727,890
Less: provision for net realizable value allowance	(730,290)	(298,597)	$ (330,065)	$ (330,065)	$ (213,813)
Total	$ 7,443,649	$ 7,429,293		$ 3,427,861